General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Breakdown of General and Administrative Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Personnel expenses (Note 5)	(5,775,619)	(4,407,998)	(10,804,858)	(7,678,193)
Professional fees	(1,686,774)	(2,155,727)	(4,290,920)	(3,332,956)
Facilities, communication & office expenses	(1,389,322)	(1,466,955)	(2,740,083)	(3,147,222)
Accounting, tax and auditing fees	(743,906)	(850,599)	(1,361,229)	(2,104,685)
Travel expenses	(274,070)	(399,111)	(599,201)	(1,023,140)
Consulting fees	(28,497)	(732,951)	(76,065)	(859,476)
Other expenses	(867,001)	(1,300,726)	(2,164,751)	(2,967,238)
	(10,765,189)	(11,314,067)	(22,037,107)	(21,112,910)